Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 439,457,109.12
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 0.00